Note 3 - Investment Securities (Details) - Investment Securities - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities available for sale:
Securities available for sale, amortized cost	$ 97,730	$ 98,993
Securities available for sale, gross unrealized gains	1,150	1,588
Securities available for sale, gross unrealized losses	519	355
Securities available for sale, at fair value	98,361	100,226	$ 108,762
Securities held to maturity:
Securities held to maturity, amortized cost	5	6	9
Securities held to maturity, gross unrealized gains	0	0	0
Securities held to maturity, gross unrealized losses	0	0	0
Securities held to maturity, at fair value	5	6	9
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale:
Securities available for sale, amortized cost	34,387	32,135	18,408
Securities available for sale, gross unrealized gains	154	240	205
Securities available for sale, gross unrealized losses	203	79	244
Securities available for sale, at fair value	34,338	32,296	18,369
Securities held to maturity:
Securities held to maturity, amortized cost	5	6	9
Securities held to maturity, gross unrealized gains	0	0	0
Securities held to maturity, gross unrealized losses	0	0	0
Securities held to maturity, at fair value	5	6	9
Agency Collateralized Mortgage Obligations [Member]
Securities available for sale:
Securities available for sale, amortized cost	11,478	14,461	20,486
Securities available for sale, gross unrealized gains	65	74	96
Securities available for sale, gross unrealized losses	81	150	341
Securities available for sale, at fair value	11,462	14,385	20,241
US Government Agencies Debt Securities [Member]
Securities available for sale:
Securities available for sale, amortized cost	18,554	18,136	31,594
Securities available for sale, gross unrealized gains	35	32	49
Securities available for sale, gross unrealized losses	56	48	729
Securities available for sale, at fair value	18,533	18,120	30,914
Municipal Notes [Member]
Securities available for sale:
Securities available for sale, amortized cost	31,834	32,178	36,200
Securities available for sale, gross unrealized gains	896	1,242	778
Securities available for sale, gross unrealized losses	179	78	938
Securities available for sale, at fair value	32,551	33,342	36,040
Debt Securities [Member]
Securities available for sale:
Securities available for sale, amortized cost	96,253	96,910	106,688
Securities available for sale, gross unrealized gains	1,150	1,588	1,128
Securities available for sale, gross unrealized losses	519	355	2,252
Securities available for sale, at fair value	96,884	98,143	105,564
Securities held to maturity:
Securities held to maturity, amortized cost		6
Securities held to maturity, at fair value		6
Mutual Funds [Member]
Securities available for sale:
Securities available for sale, amortized cost	1,477	2,083	3,238
Securities available for sale, gross unrealized gains	0	0	0
Securities available for sale, gross unrealized losses	0	0	40
Securities available for sale, at fair value	$ 1,477	$ 2,083	$ 3,198